Financial risk management - Disclosure of the Group's debt facilities (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Financial risk management
Repayment of loan	€ (23,829)
New Debt Facility | Liquidity risk
Financial risk management
Borrowings Utilised	493,000
Repayment	(13,000)
Amount unutilized	157,000
Green Corporate Facility (RCF + term loan) | Liquidity risk
Financial risk management
Borrowings Utilised	350,000
Repayment	(13,000)
Amount unutilized	100,000
Green Corporate Facility - Guarantee | Liquidity risk
Financial risk management
Borrowings Utilised	143,000
Amount unutilized	57,000
P-Class Facility | Liquidity risk
Financial risk management
Borrowings Utilised	421,000
Repayment	(18,000)
M-Class Facility I & II | Liquidity risk
Financial risk management
Borrowings Utilised	212,000
Repayment	(4,000)
Amount unutilized	208,000
A-Class Facility I & II | Liquidity risk
Financial risk management
Amount unutilized	525,000
Wind Keeper Bridge Facility | Liquidity risk
Financial risk management
Borrowings Utilised	150,000
HoldCo Facility | Liquidity risk
Financial risk management
Borrowings Utilised	125,000
Long Term Borrowings Excluding Guarantee Facility | Liquidity risk
Financial risk management
Borrowings Utilised	1,259,000
Repayment	(34,000)
Amount unutilized	€ 833,000